American Mutual Fund®
Investment portfolio
January 31, 2023
unaudited

Common stocks 90.15% Energy 6.51%	Shares	Value (000)
Baker Hughes Co., Class A	10,959,855	$347,866
Canadian Natural Resources, Ltd. (CAD denominated)	1,932,957	118,646
Chevron Corp.	7,975,339	1,387,868
ConocoPhillips	9,908,095	1,207,500
Enbridge, Inc.[1]	1,470,927	60,264
EOG Resources, Inc.	6,879,312	909,789
Exxon Mobil Corp.	3,447,052	399,892
Schlumberger, Ltd.	1,607,360	91,587
Shell PLC (ADR)	1,210,761	71,205
Suncor Energy, Inc.	6,256,137	217,135
TC Energy Corp.	9,688,201	417,949
TC Energy Corp. (CAD denominated)	12,182,308	524,905
		5,754,606
Materials 3.43%
Air Products and Chemicals, Inc.	458,436	146,933
Albemarle Corp.	928,339	261,281
Ecolab, Inc.	1,634,802	253,116
International Flavors & Fragrances, Inc.	306,831	34,506
Linde PLC	5,657,432	1,872,271
LyondellBasell Industries NV	1,449,151	140,118
Nutrien, Ltd.	2,809,537	232,602
PPG Industries, Inc.	700,000	91,238
		3,032,065
Industrials 12.95%
AMETEK, Inc.	237,207	34,376
BAE Systems PLC (ADR)[1]	7,679,167	328,131
Carrier Global Corp.	11,332,427	515,965
Caterpillar, Inc.	207,970	52,469
CSX Corp.	10,726,339	331,658
Cummins, Inc.	1,297,738	323,838
Emerson Electric Co.	679,128	61,271
Equifax, Inc.	779,818	173,276
General Dynamics Corp.	3,397,226	791,758
General Electric Co.	15,995,124	1,287,288
Honeywell International, Inc.	3,807,247	793,735
Illinois Tool Works, Inc.	2,204,145	520,266
L3Harris Technologies, Inc.	877,414	188,486
Lockheed Martin Corp.	1,252,256	580,120
Norfolk Southern Corp.	2,127,155	522,876
Northrop Grumman Corp.	1,654,442	741,256
Otis Worldwide Corp.	991,795	81,555
Raytheon Technologies Corp.	22,736,489	2,270,238
RELX PLC (ADR)	1,982,056	58,887
Stanley Black & Decker, Inc.	1,894,394	169,188
American Mutual Fund — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
TFI International, Inc.	1,802,400	$200,607
TFI International, Inc. (CAD denominated)	126,624	14,103
Union Pacific Corp.	1,711,756	349,523
United Parcel Service, Inc., Class B	1,435,511	265,900
Waste Connections, Inc.	1,704,919	226,584
Waste Management, Inc.	3,705,828	573,403
		11,456,757
Consumer discretionary 4.82%
D.R. Horton, Inc.	3,928,919	387,745
Darden Restaurants, Inc.	934,146	138,226
Dollar General Corp.	1,159,292	270,811
Hasbro, Inc.	2,310,578	136,717
Home Depot, Inc.	4,534,926	1,470,087
McDonald’s Corp.	1,724,013	461,001
Starbucks Corp.	9,860,622	1,076,188
TJX Companies, Inc.	1,232,009	100,852
Williams-Sonoma, Inc.	1,658,974	223,862
		4,265,489
Consumer staples 8.91%
Altria Group, Inc.	7,876,553	354,760
British American Tobacco PLC (ADR)	7,906,862	304,335
Coca-Cola Company	2,988,024	183,226
Colgate-Palmolive Company	990,230	73,802
Constellation Brands, Inc., Class A	2,066,089	478,341
Danone SA	3,499,329	191,502
General Mills, Inc.	17,135,990	1,342,776
Hormel Foods Corp.	1,879,370	85,154
Keurig Dr Pepper, Inc.	27,886,207	983,825
Kimberly-Clark Corp.	1,899,428	246,945
McCormick & Co., Inc., nonvoting shares	2,695,771	202,506
Mondelez International, Inc.	19,819,245	1,296,972
PepsiCo, Inc.	4,752,988	812,856
Philip Morris International, Inc.	3,044,436	317,352
Procter & Gamble Company	7,077,043	1,007,629
		7,881,981
Health care 17.62%
Abbott Laboratories	15,082,646	1,667,386
AbbVie, Inc.	17,294,870	2,555,317
AmerisourceBergen Corp.	549,565	92,854
Amgen, Inc.	3,817,114	963,439
AstraZeneca PLC (ADR)	8,700,169	568,730
Bristol-Myers Squibb Company	16,493,213	1,198,232
CVS Health Corp.	4,838,903	426,888
Danaher Corp.	1,962,262	518,783
Elevance Health, Inc.	294,200	147,097
Eli Lilly and Company	1,251,334	430,647
GE HealthCare Technologies, Inc.[2]	3,890,883	270,494
Gilead Sciences, Inc.	16,669,702	1,399,255
GSK PLC (ADR)	1,738,487	61,299
Johnson & Johnson	1,426,592	233,134
Medtronic PLC	8,020,178	671,209
Merck & Co., Inc.	1,311,928	140,914
American Mutual Fund — Page 2 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Novartis AG (ADR)	977,907	$88,618
Novo Nordisk A/S, Class B (ADR)	396,791	55,067
Pfizer, Inc.	16,627,421	734,267
Roche Holding AG (ADR)	1,832,953	71,760
Stryker Corp.	1,526,487	387,438
Takeda Pharmaceutical Co. Ltd. (ADR)[1]	13,253,103	209,399
Thermo Fisher Scientific, Inc.	468,088	266,965
UnitedHealth Group, Inc.	3,718,302	1,856,139
Zimmer Biomet Holdings, Inc.	598,190	76,173
Zoetis, Inc., Class A	2,949,204	488,064
		15,579,568
Financials 12.90%
American International Group, Inc.	1,120,802	70,857
Aon PLC, Class A	996,390	317,530
Arthur J. Gallagher & Co.	608,741	119,143
Bank of America Corp.	3,831,571	135,944
Berkshire Hathaway, Inc., Class B2	575,000	179,124
BlackRock, Inc.	437,955	332,500
Blackstone, Inc., nonvoting shares	1,914,534	183,719
Charles Schwab Corp.	475,794	36,836
Chubb, Ltd.	2,141,302	487,125
CME Group, Inc., Class A	4,549,960	803,796
East West Bancorp, Inc.	3,537,737	277,783
First Republic Bank	446,469	62,899
Franklin Resources, Inc.	11,380,204	355,062
Great-West Lifeco, Inc.[1]	14,135,661	374,918
JPMorgan Chase & Co.	9,628,999	1,347,675
KeyCorp	15,032,919	288,482
Marsh & McLennan Companies, Inc.	4,340,427	759,184
Moody’s Corp.	35,938	11,599
Morgan Stanley	9,190,969	894,557
Nasdaq, Inc.	3,136,635	188,794
National Bank of Canada	1,981,996	148,886
PNC Financial Services Group, Inc.	2,562,125	423,852
Principal Financial Group, Inc.	4,686,353	433,722
Progressive Corp.	1,992,017	271,612
S&P Global, Inc.	481,635	180,584
State Street Corp.	3,902,688	356,432
Toronto-Dominion Bank	1,545,917	107,008
Toronto-Dominion Bank (CAD denominated)	9,863,277	682,435
Travelers Companies, Inc.	1,539,082	294,149
Truist Financial Corp.	9,343,764	461,489
U.S. Bancorp	1,992,016	99,202
Wells Fargo & Company	13,033,996	610,903
Willis Towers Watson PLC	421,238	107,074
		11,404,875
Information technology 11.57%
Accenture PLC, Class A	1,756,753	490,222
Amphenol Corp., Class A	2,794,326	222,903
Analog Devices, Inc.	1,911,553	327,774
Apple, Inc.	8,718,148	1,257,942
Applied Materials, Inc.	1,344,649	149,915
Automatic Data Processing, Inc.	1,503,182	339,434
American Mutual Fund — Page 3 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Cisco Systems, Inc.	4,192,688	$204,058
Fidelity National Information Services, Inc.	6,711,487	503,630
Intel Corp.	2,154,840	60,896
Intuit, Inc.	549,500	232,257
KLA Corp.	798,202	313,278
Mastercard, Inc., Class A	1,187,256	439,997
Microsoft Corp.	10,833,376	2,684,619
NetApp, Inc.	2,021,119	133,859
Paychex, Inc.	5,400,412	625,692
QUALCOMM, Inc.	3,610,024	480,891
Samsung Electronics Co., Ltd. (GDR)	59,587	73,936
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,156,863	107,276
Texas Instruments, Inc.	5,389,056	954,995
Visa, Inc., Class A	2,020,113	465,050
Western Union Company	11,373,261	161,159
		10,229,783
Communication services 2.89%
AT&T, Inc.	2,315,721	47,171
BCE, Inc.	4,141,868	195,801
Comcast Corp., Class A	44,858,515	1,765,183
Electronic Arts, Inc.	815,909	104,991
Verizon Communications, Inc.	10,685,777	444,208
		2,557,354
Utilities 5.86%
American Electric Power Company, Inc.	2,421,287	227,504
CenterPoint Energy, Inc.[3]	41,795,870	1,258,891
CMS Energy Corp.	1,668,281	105,419
Constellation Energy Corp.	2,755,533	235,212
DTE Energy Company	1,829,553	212,905
Edison International	7,485,015	515,718
Entergy Corp.	1,457,122	157,777
Evergy, Inc.	2,530,000	158,505
Exelon Corp.	12,789,771	539,600
NextEra Energy, Inc.	4,018,110	299,872
Public Service Enterprise Group, Inc.	6,260,784	387,730
Sempra Energy	5,334,763	855,323
Xcel Energy, Inc.	3,351,567	230,487
		5,184,943
Real estate 2.69%
Americold Realty Trust, Inc. REIT	5,179,156	162,677
Crown Castle, Inc. REIT	2,151,378	318,641
CubeSmart REIT	1,830,882	83,836
Digital Realty Trust, Inc. REIT	3,508,409	402,134
Equinix, Inc. REIT	909,862	671,596
Federal Realty Investment Trust REIT	1,300,000	144,989
Kimco Realty Corp. REIT	14,006,323	314,582
Prologis, Inc. REIT	922,024	119,199
Public Storage REIT	232,000	70,607
Welltower, Inc. REIT	1,242,294	93,222
		2,381,483
Total common stocks (cost: $52,098,954,000)		79,728,904
American Mutual Fund — Page 4 of 8

unaudited
Convertible stocks 0.26% Health care 0.26%	Shares	Value (000)
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 4/15/2023	171,573	$230,594
Total convertible stocks (cost: $210,963,000)		230,594
Short-term securities 9.65% Money market investments 9.48%
Capital Group Central Cash Fund 4.46%[3,4]	83,818,234	8,380,985
Money market investments purchased with collateral from securities on loan 0.17%
Capital Group Central Cash Fund 4.46%[3,4,5]	950,428	95,033
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.23%[4,5]	16,700,000	16,700
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.23%[4,5]	16,700,000	16,700
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.14%[4,5]	6,000,000	6,000
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.07%[4,5]	4,500,000	4,500
Fidelity Investments Money Market Government Portfolio, Class I 4.20%[4,5]	4,500,000	4,500
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%[4,5]	4,500,000	4,500
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.30%[4,5]	4,230,481	4,231
		152,164
Total short-term securities (cost: $8,532,089,000)		8,533,149
Total investment securities 100.06% (cost: $60,842,006,000)		88,492,647
Other assets less liabilities (0.06%)		(54,821)
Net assets 100.00%		$88,437,826
American Mutual Fund — Page 5 of 8

unaudited
Investments in affiliates3

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)
Common stocks 1.42%
Utilities 1.42%
CenterPoint Energy, Inc.	$1,195,780	$—	$—	$—	$63,111	$1,258,891	$7,523
Short-term securities 9.59%
Money market investments 9.48%
Capital Group Central Cash Fund 4.46%[4]	7,974,071	2,595,433	2,189,442	158	765	8,380,985	82,668
Money market investments purchased with collateral from securities on loan 0.11%
Capital Group Central Cash Fund 4.46%[4,5]	753	94,280[6]				95,033	—[7]
Total short-term securities						8,476,018
Total 11.01%				$158	$63,876	$9,734,909	$90,191

[1]	All or a portion of this security was on loan. The total value of all such securities was $159,825,000, which represented .18% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 1/31/2023.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Represents net activity.
[7]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Mutual Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of January 31, 2023 (dollars in thousands):
American Mutual Fund — Page 7 of 8

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$5,754,606	$—	$—	$5,754,606
Materials	3,032,065	—	—	3,032,065
Industrials	11,456,757	—	—	11,456,757
Consumer discretionary	4,265,489	—	—	4,265,489
Consumer staples	7,690,479	191,502	—	7,881,981
Health care	15,579,568	—	—	15,579,568
Financials	11,404,875	—	—	11,404,875
Information technology	10,155,847	73,936	—	10,229,783
Communication services	2,557,354	—	—	2,557,354
Utilities	5,184,943	—	—	5,184,943
Real estate	2,381,483	—	—	2,381,483
Convertible stocks	230,594	—	—	230,594
Short-term securities	8,533,149	—	—	8,533,149
Total	$88,227,209	$265,438	$—	$88,492,647

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-003-0323O-S89775
American Mutual Fund — Page 8 of 8